FAIR VALUE OF ASSETS AND LIABILITIES - Liabilities measured at fair value on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	$ 2,679,643	$ 6,710,364
Recurring Fair Value
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	2,679,643	6,710,364
Recurring Fair Value | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	973,662	4,536,834
Recurring Fair Value | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	972,295	4,526,353
Recurring Fair Value | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,367	10,481
Recurring Fair Value | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,623,499	1,940,943
Recurring Fair Value | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,332,431	1,491,086
Recurring Fair Value | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	291,068	449,857
Recurring Fair Value | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	82,482	232,587
Recurring Fair Value | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	82,482	232,587
Recurring Fair Value | Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	103,122	126,747
Recurring Fair Value | Level 1 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	102,701	126,728
Recurring Fair Value | Level 1 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	102,701	126,728
Recurring Fair Value | Level 1 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	421	19
Recurring Fair Value | Level 1 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	421	19
Recurring Fair Value | Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	2,392,984	6,399,889
Recurring Fair Value | Level 2 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	885,609	4,467,157
Recurring Fair Value | Level 2 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	885,520	4,458,528
Recurring Fair Value | Level 2 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	89	8,629
Recurring Fair Value | Level 2 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,425,314	1,700,164
Recurring Fair Value | Level 2 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,264,593	1,388,113
Recurring Fair Value | Level 2 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	160,721	312,051
Recurring Fair Value | Level 2 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	82,061	232,568
Recurring Fair Value | Level 2 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	82,061	232,568
Recurring Fair Value | Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	183,537	183,728
Recurring Fair Value | Level 3 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	88,053	69,677
Recurring Fair Value | Level 3 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	86,775	67,825
Recurring Fair Value | Level 3 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,278	1,852
Recurring Fair Value | Level 3 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	95,484	114,051
Recurring Fair Value | Level 3 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	67,838	102,973
Recurring Fair Value | Level 3 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	$ 27,646	$ 11,078